Related parties	12 Months Ended
Dec. 31, 2021
Related parties.
Related parties

30Related parties

30.1Subsidiaries

IHS Holding Limited (‘the Parent’) is the ultimate parent of the following related parties at the year-end:

			Ownership
			interests	Ownership
			held	interests held
		Country of	by the Group	by the Group
Entity name	Principal activity	incorporation	2021	2020
IHS Holding Limited (ultimate parent)	Holding company	Cayman Islands	—	—
IHS Mauritius Cameroon Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Côte d’Ivoire Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Netherlands Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Zambia Limited	Holding company	Mauritius	100%	100%
IHS Mauritius Rwanda Limited	Holding company	Mauritius	100%	100%
IHS Africa (UK) Limited	Provision of management services	United Kingdom	100%	100%
IHS Netherlands Cöoperatief U.A.	Holding company	Netherlands	100%	100%
IHS Netherlands Holdco B.V.	Provision of finance	Netherlands	100%	100%
IHS Netherlands NG1 B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands NG2 B.V.	Holding company	Netherlands	100%	100%
IHS Nigeria Limited	Operating*	Nigeria	100%	100%
INT Towers Limited	Operating*	Nigeria	100%	100%
IHS Towers NG Limited	Operating*	Nigeria	100%	100%
Tower infrastructure Company Limited	Operating*	Nigeria	**	100%
IHS Côte d’Ivoire S.A.	Operating*	Côte d’Ivoire	100%	100%
IHS Cameroon S.A.	Operating*	Cameroon	100%	100%
IHS Zambia Limited	Operating*	Zambia	100%	100%
IHS Rwanda Limited	Operating*	Rwanda	100%	100%
Rwanda Towers Limited	Operating*	Rwanda	100%	100%
IHS Kuwait Limited	Operating*	Kuwait	100%	100%
IHS Brasil Cessão de Infraestruturas S.A.	Operating*	Brazil	100%	100%
IHS Towers Colombia S.A.S	Operating*	Colombia	100%	100%
IHS Peru S.A.C.	Operating*	Peru	100%	100%
San Gimignano Imoveis e Adminsitracao Limitada	Provision of land management*	Brazil	100%	100%
Nigeria Tower Interco B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands GCC B.V.	Holding company	Netherlands	100%	100%
IHS Netherlands KW B.V.	Holding company	Netherlands	**	100%
IHS Netherlands KSA B.V.	Holding company	Netherlands	100%	100%
IHS GCC Limited	Provision of management services	United Arab Emirates	100%	100%
IHS Netherlands Connect B.V.	Holding company	Netherlands	100%	100%
IHS GCC KW Holding Limited	Provision of management services	United Arab Emirates	70%	100%
IHS FinCo Management Limited	Provision of finance	United Arab Emirates	100%	100%
Global Independent Connect Limited	Operating*	Nigeria	100%	100%
IHS KSA Limited	Operating*	Kingdom of Saudi Arabia	100%	100%
IHS SSC FZE	Provision of management services	United Arab Emirates	100%	100%
IHS Netherlands RSA B.V	Holding company	Netherlands	100%	100%
IHS Netherlands BR B.V	Holding company	Netherlands	100%	100%
IHS South Africa Holding Proprietary Limited	Holding company	South Africa	100%	** %
IHS Towers South Africa Proprietary Limited	Operating*	South Africa	100%	** %
IHS Netherlands PHP B.V	Holding company	Netherlands	100%	100%
IHS Towers Inc.	Provision of management services	United States of America	100%	** %
IHS Netherlands EGY B.V.	Holding company	Netherlands	100%	** %
IHS Telecom Tower Egypt S.A.E.	Operating*	Egypt	80%	** %
Skysites Americas Ltda	Operating*	Brazil	100%	** %
Wi-Fi Mundial Ltda.	Operating*	Brazil	100%	** %
Topázio Empreendimentos Imoliliarios Ltda.	Operating*	Brazil	100%	** %
IHS Fiber Brasil Participações Ltda.	Operating*	Brazil	100%	** %
IHS Fiber Brasil - Cessão de Infraestruturas Ltda.	Operating*	Brazil	100%	** %
Fiberco Soluções de Infraestrutura S.A.	Operating*	Brazil	51%	** %
Centennial Towers Colombia S.A.S.	Operating*	Colombia	100%	** %
Polar Breeze Colombia S.A.S	Operating*	Colombia	100%	** %

			Ownership
			interests	Ownership
			held	interests held
		Country of	by the Group	by the Group
Entity name	Principal activity	incorporation	2021	2020
Centennial Towers Brasil Cooperatief U.A.	Holding company	Brazil	100%	**	%
Centennial Towers of Brasil B.V.	Holding company	Brazil	100%	**	%
Centennial Towers of Colombia Ltd.	Operating*	Colombia	100%	**	%
IHS Centennial Brasil Torres de Telecomunicacoes Ltda	Operating*	Brazil	100%	**	%
Polar Breeze Empreendimentos Ltda.	Operating*	Brazil	100%	**	%

*      All operating subsidiaries provide telecommunication support services as their principal activity.

**	IHS Towers Netherlands Finco NG B.V. was liquidated at December 31, 2020.

The shares of the Parent are widely owned by various investors. No investor has the full controlling right over the Company.

30.2Key management personnel

The compensation paid or payable to key management for employee services is shown below:

	2021	2020	2019
	$’000	$’000	$’000
Key management compensation
Short‑term employee benefits	25,537	13,671	20,154
Post‑employment benefits	105	105	61
	25,642	13,776	20,215
Share-based payments	9,795	6,029	343,285
	35,437	19,805	363,500

Key management during in the year ended December 31, 2021 included members of the Executive team (Sam Darwish, William Saad, Adam Walker, Mustafa Tharoo, David Ordman, Mohamad Darwish, Ayotade Oyinlola and Steve Howden)  and Non-Executive Directors.

On January 4, 2022 and February 28, 2022 Bill Bates and Colby Synesael were appointed to the Executive Committee, respectively and will be included in key management in 2022.

In the prior year, James Goodwin and Ted Manvitz also formed part of the Executive team for part of the year but left the Company during 2019 and termination benefits of $3.2 million (included in short term benefits above) were paid to them.

30.3Other related party transactions and balances

During the year ended December 31, 2021, DAR Telecom Consulting LLC (“DAR Telecom”) was paid $1,125,384 (2020 - Nil, 2019 - $ 2,588,087) for services provided by Mr Sam Darwish, the Chairman & Group Chief Executive Officer. DAR Telecom is controlled by Mr Darwish. These amounts are included in Key Management Compensation.

During the year ended December 31, 2021, DAR Telecom invoiced the Group for medical insurance premiums it had paid on behalf of the Group for $85,163 (2020 - $85,338, 2019 - $111,136). Included in these amounts are $38,330 (2020 - $36,648, 2019 - $38,341) that relate to Mr Darwish and are included in Key Management Compensation.

During the year ended December 31, 2021, the Group incurred costs on behalf of Mr Darwish of $551,574 (2020 - $196,340, 2019 - $23,556) which were subsequently repaid by DAR Telecom.

At December 31, 2021, the Group had a receivable of $551,574 (2020 - Nil) from DAR Telecom which was repaid on February 24, 2022.

During the year ended December 31, 2021 the Group was provided corporate administration services by CKLB International Management Limited (“CKLB”) and paid fees of $300,935 (2020 - $252,615, 2019 - $242,100). Mr Christian Li and Mrs Kathleen Lai, who served as directors of IHS Holding Limited until October 13, 2021, are directors of CKLB.

There were no other material transactions or balances between the Group and its key management personnel or members of their close family.